Trade receivables and other receivables	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables and other receivables
Note 18 - Trade receivables and other receivables
Trade receivables from contracts with customers represent sales transactions, conducted via sales units, within the markets in which the Group operates. The average credit term to finance service providers and fleet customers is two weeks. For the related parties revenues, refer to the Sale of goods, services and other section of Note 28 - Related party transactions for further information.
The following table details the aging analysis of the trade receivables:

	Not overdue	1-30 days overdue	30-90 days overdue	More than 90 days overdue	Total
As of December 31, 2025
Trade receivables - external	63,337	65,362	13,530	1,855	144,084
Trade receivables - related parties	116,258	20,358	19,164	42,017	197,797
Net trade receivables	179,595	85,720	32,694	43,872	341,881
As of December 31, 2024[1]
Trade receivables - external	94,490	47,393	7,482	3,040	152,405
Trade receivables - related parties	56,740	1,051	99	22,793	80,683
Net trade receivables	151,230	48,444	7,581	25,833	233,088
1 - The amount for December 31, 2024 was re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).
Management determines that a receivable is written off once reasonable means of collection have been unsuccessful and the Group has no reasonable expectations of recovering the entire contractual cash flows, or a portion thereof. As of December 31, 2025, the Group wrote off $4,457 of receivables. As of December 31, 2024, the Group has written off a de minimis amount of receivables. Refer to Note 28 - Related party transactions for further information.
The receivables with related parties comprise sales of products and related goods and services, sales of software technology and performance engineered kits, sales of carbon credits and sales of prototype engines.
Further information on credit risks for trade receivables is included in Note 3 - Financial risk management.